Note Payable, Product, Related Party (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Note Payable Product Related Party Details
2018	$ 21,009	$ 5,372,743
2019	31,428
2020	35,832
2021	5,789
Total	$ 94,058	$ 5,372,743